Accruals and Other Liabilities - Summary of Accruals and Other Liabilities (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Accounts Payable and Accrued Liabilities, Current [Abstract]
Withholding individual income tax related to the vested RSUs		¥ 815,689		¥ 0
Payables for purchase of property, plant and equipment		496,740		596,527	¥ 831,644
Employee compensation payable		358,031		326,081	199,515
Payables for marketing events		286,106		362,570	83,552
Payable for R&D expenses		260,448		197,751	257,473
Deposits from third parties		104,433		108,301	62,696
Accrued expenses		130,057		145,174	107,712
Noncontrolling interests		98,010		98,010	98,010
Refundable deposit from customers		72,928		213,928	9,557
Warranty		45,052		31,594	8,380
Interest payables		32,949		61,997	23,315
Advances from customers				5,437	37,478
Others				108,795	36,663
Others		138,386		114,232
Total	$ 433,290	¥ 2,838,829	$ 344,358	¥ 2,256,165	¥ 1,755,995